Stock Plans	12 Months Ended
Dec. 31, 2011
Stock Plans [Abstract]
Stock Plans

12. Stock Plans

In May 2009, we rehired three former employees to serve as our Executive Chairman, President, and Senior Vice President of Clinical Development and Medical Affairs.

The Executive Chairman was granted options to purchase 1,000,000 shares of our common stock. Of those options, 250,000 options vested on the date of grant and the remaining 750,000 will vest monthly over a period of 48 months from the date of grant. All unvested options automatically will become vested and exercisable immediately prior to the occurrence of a change of control. The Executive Chairman has agreed to receive no annual salary until the earlier of our receipt of iloperidone royalty revenues or February 28, 2010.

The President was granted options to purchase 700,000 shares of our common stock. Of those options, 175,000 vested on the date of grant and the remaining 525,000 will vest monthly over a period of 48 months from the date of grant, provided; however, the vesting of 100,000 shares will also be contingent upon the Company's sale or partnering of the Probuphine program. All unvested options automatically will become vested and exercisable immediately prior to the occurrence of a change of control. Payment of all the officer's salary will be deferred until the receipt of iloperidone royalty payments or other financing that by its terms does not restrict such use, but in no event earlier than January 1, 2010 or later than March 15, 2010. After January 1, 2010 and no later than March 15, 2010, the officer will be entitled to receive a deferred salary payment of no greater than approximately $167,000.

The Senior Vice President of Clinical Development and Medical Affairs was granted options to purchase 250,000 shares of our common stock. Of those options, 62,500 vested on the date of grant and the remaining 187,500 will vest monthly over a period of 48 months from the date of grant, provided; however, the vesting of 50,000 shares will also be contingent upon the Company's receipt of a grant from the National Institute of Health's National Institute on Drug Abuse ("NIDA") and the vesting of an additional 50,000 shares will also be contingent upon the Company's sale or partnering of the Probuphine program. All unvested options automatically will become vested and exercisable immediately prior to the occurrence of a change of control. Payment of a portion of the employee's salary will be deferred until the receipt of iloperidone royalty payments or other financing that by its terms does not restrict such use, but in no event later than March 15, 2010. No later than March 15, 2010, the employee will be entitled to receive a deferred salary payment of no greater than approximately $100,000.

In March 2009, as a result of the workforce reduction implemented in December 2009, options to purchase 870,078 shares of our common stock were cancelled.

In August 2005, we adopted an amendment to the 2002 Stock Incentive Plan ("2002 Plan") to (i) permit the issuance of Shares of restricted stock and stock appreciation rights to participants under the 2002 Plan, and (ii) increase the number of Shares issuable pursuant to grants under the 2002 Plan from 2,000,000 to 3,000,000.

In July 2002, we adopted the 2002 Stock Incentive Plan ("2002 Plan"). The 2002 Plan assumed the options which remain available for grant under our option plans previously approved by stockholders. Under the 2002 Plan and predecessor plans, a total of 7.4 million shares of our common stock were authorized for issuance to employees, officers, directors, consultants, and advisers. Options granted under the 2002 Plan and predecessor plans may either be incentive stock options within the meaning of Section 422 of the Internal Revenue Code and/or options that do not qualify as incentive stock options; however, only employees are eligible to receive incentive stock options. Options granted under the option plans generally expire no later than ten years from the date of grant, except when the grantee is a 10% shareholder, in which case the maximum term is five years from the date of grant. Options generally vest at the rate of one fourth after one year from the date of grant and the remainder ratably over the subsequent three years, although options with different vesting terms are granted from time-to-time. Generally, the exercise price of any options granted under the 2002 Plan must be at least 100% of the fair market value of our common stock on the date of grant, except when the grantee is a 10% shareholder, in which case the exercise price shall be at least 110% of the fair market value of our common stock on the date of grant.

In July 2002, our board of directors elected to continue the option grant practice under our amended 1998 Option Plan, which provided for the automatic grant of non-qualified stock options ("Directors' Options") to our directors who are not 10% stockholders ("Eligible Directors"). Each Eligible Director will be granted an option to purchase 10,000 shares of common stock on the date that such person is first elected or appointed a director. Commencing on the day immediately following the later of (i) the 2000 annual stockholders meeting, or (ii) the first annual meeting of stockholders after their election to the Board, each Eligible Director will receive an automatic biennial (i.e. every two years) grant of an option to purchase 15,000 shares of common stock as long as such director is a member of the board of directors. In addition, each Eligible Director will receive an automatic annual grant of an option to purchase 5,000 shares of common stock for each committee of the Board on which they serve. The exercise price of the Director's Options shall be equal to the fair market value of our common stock on the date of grant. Commencing in 2005, the biennial grant of options to non-employee directors pursuant to our stockholder-approved stock option plans was increased from 15,000 options to 20,000 options. Commencing in 2008, the biennial grant of 20,000 options to directors will be replaced with an annual grant of 10,000 options to align the grants with the term of the directors.

In August 2001, we adopted the 2001 Employee Non-Qualified Stock Option Plan ("2001 NQ Plan") pursuant to which 1,750,000 shares of common stock were authorized for issuance for option grants to employees and consultants who are not officers or directors of Titan. Options granted under the option plans generally expire no later than ten years from the date of grant. Option vesting schedule and exercise price are determined at time of grant by the board of directors. Historically, the exercise prices of options granted under the 2001 NQ Plan were 100% of the fair market value of our common stock on the date of grant. The 2001 NQ Plan expired in August 2011.

Activity under our stock plans, as well as non-plan activity, are summarized below (shares in thousands):

	Shares or Awards Available For Grant	Number of Options and Awards Outstanding	Weighted Average Exercise Price
Balance at December 31, 2008	3,386	6,628	$6.27
Options granted	(3,475)	3,475	$0.86
Options exercised	—	(660)	$0.84
Options cancelled and expired	2,412	(3,258)	$6.43
Awards granted	(15)	15	$0.00
Awards cancelled	110	(110)	$0.17

Balance at December 31, 2009	2,418	6,090	$3.68
Options granted	(150)	150	$2.36
Options cancelled and expired	1,244	(1,243)	$9.11
Awards granted	(119)	119	$0.00

Balance at December 31, 2010	3,393	5,115	$2.29
Options granted	(734)	734	$1.44
Options cancelled and expired	45	(241)	$15.01
Options forfeited	55	(55)	$1.77
Awards granted	(181)	181	$0.00
Awards issued	—	(139)	$0.00

Balance at December 31, 2011	2,578	5,595	$1.56

Our option plans allow for stock options issued as the result of a merger or consolidation of another entity, including the acquisition of minority interest of our subsidiaries, to be added to the maximum number of shares provided for in the plan ("Substitute Options"). Consequently, Substitute Options are not returned to the shares reserved under the plan when cancelled. During 2011, 2010, and 2009, the number of Substitute Options cancelled was immaterial.

Options for 4.3 million and 3.6 million shares were exercisable at December 31, 2011 and 2010, respectively. The options outstanding at December 31, 2011 have been segregated into four ranges for additional disclosure as follows (options in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.79 - $2.79	5,058	6.87	$1.33	3,943	$1.37
$2.80 - $4.78	201	2.99	$3.38	201	$3.38
$4.79 - $6.78	10	0.34	$5.77	10	$5.77
$6.79 - $8.77	145	0.04	$8.77	145	$8.77

$0.79 - $8.77	5,414	6.53	$1.61	4,299	$1.72

In addition, Ingenex had a stock option plan under which options to purchase common stock of Ingenex could have been granted. No options have been granted under such plan since 1997.

We use the Black-Scholes-Merton option-pricing model with the following assumptions to estimate the stock-based compensation expense for the years ended December 31, 2011, 2010, and 2009:

	Years Ended December 31,
	2011	2010	2009
Weighted-average risk-free interest rate	2.3%	2.3%	0.4%
Expected dividend payments	—	—	—
Expected holding period (years)(1)	5.4	4.2	4.6
Weighted-average volatility factor(2)	1.71	1.89	1.84
Estimated forfeiture rates for options granted to management(3)	23%	23%	21%
Estimated forfeiture rates for options granted to non-management(3)	41%	41%	41%

(1)	Expected holding period is based on historical experience of similar awards, giving consideration to the contractual terms of the stock-based awards, vesting schedules and the expectations of future employee behavior.
(2)	Weighted average volatility is based on the historical volatility of the Company's common stock.
(3)	Estimated forfeiture rates are based on historical data.

Based upon the above methodology, the weighted-average fair value of options and awards granted during the years ended December 31, 2011, 2010, and 2009 was $1.38, $2.24, and $0.75, respectively.

The following table summarizes the stock-based compensation expense and impact on our basic and diluted loss per share for the years ended December 31, 2011, 2010, and 2009:

	Years Ended December 31,
(in thousands, except per share amounts)	2011	2010	2009
Research and development	$371	$202	$312
General and administrative	806	531	1,211

Total stock-based compensation expenses	$1,177	$733	$1,523

Increase in basic and diluted net loss per share	$(0.02)	$(0.01)	$(0.03)

No tax benefit was recognized related to stock-based compensation expense since we have incurred operating losses and we have established a full valuation allowance to offset all the potential tax benefits associated with our deferred tax assets.

During the year ended December 31, 2011 we granted 734,000 options to employees, directors and consultants to purchase common stock. The following table summarizes option activity for the year ended December 31, 2011:

(in thousands, except per share amounts)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2010	4,976	$2.29
Granted	734	1.44
Cancelled	(241)	15.01
Forfeited	(55)	1.77

Outstanding at December 31, 2011	5,414	$1.61	6.53	$802

Exercisable at December 31, 2011	4,299	$1.72	6.14	$620

As of December 31, 2011 there was approximately $1.1 million of total unrecognized compensation expense related to non-vested stock options. This expense is expected to be recognized over a weighted-average period of 1.36 years.

During the year ended December 31, 2011 we awarded 181,000 shares of restricted stock to employees. The following table summarizes restricted stock activity for the year ended December 31, 2011:

(in thousands, except per share amounts)	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2010	139	$0.01
Awarded	181	—
Shares issued	(139)	0.01

Outstanding at December 31, 2011	181	$0.00	9.3	$206

Vested at December 31, 2011	—	$—	—	$—

As of December 31, 2011 there was approximately $73,000 of total unrecognized compensation expense related to non-vested awards. This expense is expected to be recognized over a weighted-average period of 0.3 years.